RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Interest expense		$ 7,000	$ 47,000	$ 41,000	$ 169,000
Repayments Of Advance To Board Member Of Company	$ 1,000,000.0
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Interest expense			$ 22,231		$ 78,427
Accrued Interest		692,045		692,045
Debt instruments held		805,000		805,000
Amounts payable, related party transactions		$ 2,415,000		$ 2,415,000
Par value per share		$ 6.64		$ 6.64